(LOSS)/EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
(LOSS)/EARNINGS PER SHARE
8. (LOSS)/EARNINGS PER SHARE ("EPS")
BASIC EPS
The calculation of basic EPS is as follows:

	2025	2024	2023
(Loss)/profit for the year attributable to equity holders of the parent (£ million)	(215)	542	110
Weighted average number of shares used in basic EPS calculation (million)	1,076	1,077	1,072
Basic EPS	(20.0p)	50.3p	10.3p
DILUTED EPS
The calculation of diluted EPS is as follows:

	2025	2024	2023
(Loss)/profit for the year attributable to equity holders of the parent (£ million)	(215)	542	110
Weighted average number of shares used in diluted EPS calculation (million)[1]	1,076	1,097	1,094
Diluted EPS	(20.0p)	49.4p	10.1p
[1] The weighted average number of shares used in the basic EPS calculation for 2025 has also been used for the diluted EPS calculation due to the anti-dilutive effect of the weighted average number of shares calculated for the diluted EPS calculation
A reconciliation between the shares used in calculating basic and diluted EPS is as follows:

	2025	2024	2023
	m	m	m
Weighted average number of shares used in basic EPS calculation	1,076	1,077	1,072
Dilutive share options outstanding	—	—	1
Other potentially issuable shares	—	20	21
Weighted average number of shares used in diluted EPS calculation	1,076	1,097	1,094

At 31 December 2025, options to purchase 29 million ordinary shares (2024: 28 million, 2023: 25 million) were outstanding, but were excluded from the computation of diluted earnings per share because the effect was anti-dilutive or the exercise prices of these options were greater than the average market price of the Group’s shares and, therefore, their inclusion would have been accretive.

At 31 December 2025 there were 1,091,394,251 (2024: 1,091,394,251, 2023: 1,141,513,196) ordinary shares in issue, including 12,591,893 treasury shares (2024: 12,591,893, 2023: 66,675,497).